Share based compensation	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Share based compensation

18. Share based compensation

The Company has three equity compensation plans for the issuance of shares of Company’s Class A common stock to employees, officers, and directors of the Company: the 2020 Equity Incentive Plan (2020 Plan), the 2020 CEO Performance Award, and 2021 Omnibus Incentive Plan (2021 Plan), which have all been approved by the Company’s shareholders.

These plans provide for the issuance of incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), SARs, restricted stock, RSUs, performance-based awards, and other awards. Following the Company’s business combination with GRNV, the Company only issued awards under the 2021 Plan, and no additional awards will be granted under 2020 Plan and 2020 CEO Performance Award.

The following table summarizes the Company’s shares of Class A common stock reserved for future issuance as of December 31, 2021, no Class B common stocks have been reserved for issuance.

December 31, 2021
Remaining shares available for future issuance under 2021 Omnibus Incentive Plan	389,129

2020 Equity Incentive Plan

On April 1, 2020, the Company adopted the 2020 Equity Incentive Plan (2020 Plan) under which the Company may issue options to purchase its common stock to selected employees, officers, and director of the Company. Upon original approval, the Company reserved 1,600,000 shares of the Company’s common stock for issuance under the 2020 Plan. Under the 2020 Plan, nonqualified stock options are to be granted at a price that is not less than 100% of the fair value of the underlying common stock at the date of grant. Stock options vest between 25% and 50% on the first anniversary of the date of grant and ratably each month over the ensuing 36-month period. The maximum term for stock options granted under the 2020 Plan might not exceed ten years from the date of grant. The entire 2020 Plan has been granted by previously hired employees, officers, and Director.

On August 12, 2021, the 2020 Plan has been assumed by GRNV and the 1,600,000 options to buy 1,600,000 Helbiz Holding’s Class A common shares became 7,409,701 options to buy shares of Helbiz’ s (GRNV) Class A Common Shares, the conversion has been made using the Conversion ratio.

2020 CEO Performance Award

On April 1, 2020, the Company adopted the 2020 CEO Performance Award under which the Company issued options to purchase its Class A common stock to its CEO and Founder. The Company reserved 600,000 shares of the Company’s common stock for issuance under the 2020 CEO Performance Award. Under the 2020 CEO Performance Award, nonqualified stock options are granted at IPO price. The Company considers August 12, 2021, as the Grant Date for the 600,000 stock options issued under the Plan.

The CEO Performance Awards vests upon the satisfaction of all three of the following conditions: (i) a service condition, (ii) a market condition, and (iii) a performance condition. The service condition is satisfied over a period of ten years. The performance condition is considered satisfied on August 12, 2021, with the business combination with GRNV. The market condition will be satisfied in 20 different tranches, with each related to a certain Market capitalization Milestone. The lowest tranche is $500 million the highest is $100 billion. No shares under the CEO Performance Award are considered vested as of the Company’s listing.

2021 Omnibus Incentive Plan

On August 12, 2021, the Company adopted the 2021 Omnibus Incentive Plan (2021 Plan) under which the Company may issue equity incentives to selected employees, officers, and director of the Company. The 2021 Plan permits the grant of Incentive Stock Options, Non-statutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares.

Under the 2021 Plan, stock options are to be granted at a price that is not less than 100% of the fair value of the underlying common stock at the date of grant. Awards for employee vest 25% on the first anniversary of the date of grant and ratably each month over the ensuing 36-month period. Awards for independent board member vest ratably each quarter over the ensuing 4-quarter period. The maximum term for stock options granted under the 2021 Plan might not exceed ten years from the date of grant.

Upon original approval, the Company reserved 839,129 shares of the Company’s Class A common stock for issuance under the 2021 Plan.

Common Stocks issued outside equity incentive Plans - in exchange for services rendered

During the twelve months ended December 31, 2021, and December 31, 2020, the Board of Directors approved the issuance of Class A Common Shares to Company’s third-party consultants in exchange for professional services rendered. The summary of Class A common shares issued to consultants and the related fair value at issuance is as follows.

	Number of Class A Common Shares	Weighted Average Fair value
As of December 31, 2019	—	—
Granted	120,002	$4.39
Vested and issued	(120,002)	$4.39
Canceled and forfeited	—	—
As of December 31, 2020	—	—
Granted	436,226	$10.02
Vested and issued	(436,226)	$10.02
Canceled and forfeited	—	—
As of December 31, 2021	—	—

A portion of the mentioned Common Shares issued during the 2021 and 2020: 30,720 and 97,908, respectively, are related to: (i) a financial advisor for services rendered in conjunction with private placements, and (ii) Company’s SEC legal counsel for legal services rendered in conjunction with the issuance of the 2021 Convertible Debt. The Company allocated the fair value of the Common Shares issued to the mentioned consultants, as discount of the gross proceeds received for the private placements and the Convertible debt. The fair value of those Common shares was $329 and $430, for the year ended December 31, 2021, and December 31, 2020, respectively.

The remaining 62,086 Common Shares issued during the twelve months of 2021 and the 22,094 issued during the twelve months of 2020 have been recorded in the consolidated statements of operations, based on the services rendered.

Stock Options

The summary of stock option activities for all the Company’s Equity incentive plans is as follows.

	Options Outstanding, number of shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
As of December 31, 2019	—	—		—
Granted	7,415,262	$2.16
Exercised	—	—
Canceled and forfeited	(5,561)	2.16
As of December 31, 2020	7,409,701	$2.16	9.25	$25,868
Granted	825,000	8.14
Exercised	—	—
Canceled and forfeited	(50,197)	2.16
As of December 31, 2021	8,184,504	2.76	8.29	$24,507
Of which Vested as of December 31, 2021	4,569,862	2.23	8.27	$15,030

As of December 31, 2020, the 7,409,701 were all unvested.

The aggregate intrinsic values disclosed in the above table is based on the difference between the exercise price of the stock option and the fair value of the Company’s common stock of $5.49 and $5.65 per share as of December 31, 2021, and 2020, respectively.

Restricted Common Stock

During 2021, we have granted restricted common stocks to a newly hired officer; the vesting is based on service condition. The following table summarizes the activity related to our restricted common stock for the year ended December 31, 2021.

	Number of Shares	Weighted-Average Grant-Date Fair Value per Share
Restricted common stock as of December 31, 2020	—	—
Granted	225,000	$7.78
Vested	—	—
Canceled and forfeited	—	—
Unvested Restricted common stock as of December 31, 2021	225,000	$7.78

Stock-Based Compensation Expense

Stock-based compensation expense is allocated based on (i) the cost center to which the award holder belongs, for employees, and (ii) the service rendered to the Company, for third-party consultants. The following table summarizes total stock-based compensation expense by account for the years ended December 31, 2021, and 2020.

	Year Ended December 31,
	2021	2020
Cost of revenue	$27	37
Research and development	415	708
Sales and marketing	1,468	577
General and administrative	5,469	3,543
Total stock-based compensation expense	$7,379	4,865

Upon Company’s business combination on August 12, 2021, the performance condition related to stocks issued to third-party consultants was met and $3.4 million of stock-based compensation expense was recognized related to these awards.

The weighted-average grant-date fair values of stock options with only a service condition granted to employees in the years ended December 31, 2021, and 2020 were $2.11, and $1.28 per share, respectively. The fair value of stock options and was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	December 31,
	2021	2020
Expected term (in years)	2.5	5.5
Expected volatility	53.0%	81.0%
Risk-free interest rate	0.10%	0.94%
Expected dividend yield	—%	—%

The weighted-average grant-date fair value of performance awards with market-based targets in the year ended December 31, 2021, was $2.07 per share. There were no performance awards with market-based targets granted in the years ended December 31, 2020. The fair value of performance awards with market-based targets granted was determined using a Monte Carlo model with the following weighted-average assumptions.

	December 31,
	2021	2020
Intrinsic timing for vesting (in years)	8.25	—
Risk-free interest rate	0.82%	—%
Expected volatility	66.8%	—%
Trading days per year	251	—
Expected dividend yield	—%	—%

Based on the above, the cumulative fair value of the 20 tranches of the performance awards with market-based targets was estimated at the date of grant, to be $1,245.